Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.33

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026010558	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Assets	Asset XXX Expired	Resolved-Asset XXX Not Expired Or Not Applicable - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Investment Statement XXX - Seller-XXX
Counter-most recent XXX statement prior to closing required. XXX statement is outdated - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Investment Statement Etrade XXX - Seller-XXX
														Open-XXX statement from XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Investment Statement Etrade - Seller-XXX Ready for Review-Document Uploaded. Investment Statement Etrade XXX - Seller-XXX	Resolved-Asset XXX Not Expired Or Not Applicable - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010558			Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report Provided. Resolved - Due Diligence Vendor-XXX Ready for Review-Document Uploaded. Fraud - Seller-XXX Open-Fraud Report Shows Uncleared Alerts. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Fraud - Seller-XXX	Resolved-Updated Fraud Report Provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010558	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Deficient non-subject rental income documentation.	Resolved-1007 Rent schedule provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. 1007 - Seller-XXX
														Open-1003 considered XXX property 'XXX" rent income of $XXX but there is no lease agreement or 1007. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1007 - Seller-XXX	Resolved-1007 Rent schedule provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010558	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 1040 Schedule E Missing	Resolved-Borrower 1 1040 Schedule E Provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Returns - Seller-XXX
														Open-Borrower 1 1040 Schedule E Missing 1003 and worksheet page XXX-XXX, considered the XXX loss for the property "XXX" and Sub property "XXX" from Schedule E, which is missing in the file - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX Returns - Seller-XXX	Resolved-Borrower 1 1040 Schedule E Provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010558	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Resolved-Borrower 1 Business Tax Returns Provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Business returns  - Seller-XXX
														Open-Borrower 1 Business Tax Returns Missing As per XXX code XXX, Required most recent business tax return with all schedules but file has only single page of XXX (Page XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Business returns - Seller-XXX	Resolved-Borrower 1 Business Tax Returns Provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010558	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-Borrower 1 Personal Tax Returns Provided. Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX returns  - Seller-XXX
														Open-Borrower 1 Personal Tax Returns Missing As per XXX code XXX, Required most recent Personal tax return with all schedules but file has only single page of XXX (Page XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX returns - Seller-XXX	Resolved-Borrower 1 Personal Tax Returns Provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010550	Closed	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved- - Due Diligence Vendor-XXX
Open-Missing Third Party Fraud Report Updated Fraud Report provided.  Resolved.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
														Open-Missing Third Party Fraud Report Fraud Report reflects open high alerts. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX		XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010550	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Quit Claim Deed provided. Resolved. - Due Diligence Vendor-XXX
Resolved-Property Title Issue Resolved - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Quit Claim Deed - Seller-XXX
Open-Preliminary Title vesting reflects XXX and XXX, also appearing of record as XXX and XXX, a married
														couple. Vested non-borrower signed Deed of Trust but Deed of Trust reflects XXX, A MARRIED WOMAN AS HER SOLE AND SEPARATE PROPERTY. Quit Claim deed missing - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Quit Claim Deed - Seller-XXX	Resolved-Quit Claim Deed provided. Resolved. - Due Diligence Vendor-XXX Resolved-Property Title Issue Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026010519	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Fraud Report Alerts have been cleared, verified & entered in system - Resolved. - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts As per Guideline version XXX page XXX, need to clear all alerts on fraud report but fraud report shows one uncleared alert on high category.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared Alerts - Seller-XXX	Resolved-Fraud Report Alerts have been cleared, verified & entered in system - Resolved. - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A